                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21295
                                  ---------------------------------------------

                         J.P. Morgan Mutual Fund Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          522 Fifth Avenue,  New York,                         NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  December 31, 2003
                        --------------------------
Date of reporting period:  February 28, 2003 through June 30, 2003
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

SEMI-ANNUAL REPORT JUNE 30, 2003 (UNAUDITED)

INTREPID FUNDS

INTREPID ALL CAP FUND

INTREPID GROWTH FUND

INTREPID INVESTOR FUND

INTREPID VALUE FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                  1

Fund Information:
   Intrepid All Cap Fund                            3

   Intrepid Growth Fund                             4

   Intrepid Investor Fund                           5

   Intrepid Value Fund                              6

Portfolio of Investments                            7

Financial Statements                               28

Notes to Financial Statements                      33

Financial Highlights                               38

HIGHLIGHTS

- Quicker than expected war sparks relief rally

- Liquidity and positive Q1 earnings support investor sentiment

- Economic data remains mixed

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

     JPMORGAN INTREPID FUNDS


PRESIDENT'S LETTER                                                AUGUST 4, 2003

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Intrepid Funds for the period ended June 30, 2003.

THE "BAGHDAD BOUNCE" TRIGGERS A LIQUIDITY DRIVEN RALLY
Despite the uncertainty of the first few months of 2003, equity markets found direction once it became clear that allied troops would cross the border into Iraq in mid-March. Prior to that, wrangling in the United Nations regarding the legitimacy of war dogged market sentiment. However, the combination of action, followed by a quicker than expected war, led to a relief-rally -- the "Baghdad Bounce".

This then acquired momentum thanks to utterances by the Fed confirming its determination to avoid deflation and to nurture growth, a weaker dollar, and Congress's approval of a $350 billion package of tax cuts by the Bush administration in an attempt to boost consumer demand. The combination of liquidity and the lack of any major negative earnings surprises supported investor sentiment. By June 30th, the S&P 500 Index of blue chip U.S. stocks had risen 11.76% year to date, while the S&P Small Cap 600 Index of small company stocks was up 12.92%.

While stock market sentiment improved, economic data was mixed with the labor market sluggish, but deteriorating less rapidly, and core CPI -- the benchmark measure of inflation -- falling to its lowest level in 40 years, +1.5%. However, there was some positive leading indicator data towards the end of the period, prompting the Fed to comment in its Beige Book that: "the unwinding of war-related concerns appears to have provided some lift to business and consumer confidence, but most reports suggested that the effect had not been dramatic".

OUTLOOK
From an economic perspective, we expect the accomodative fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004. This should provide further support to equities through improved earnings, while undermining bonds. The extent to which improving earnings will be reflected in stock prices is open to question, however, as price/earning valuation multiples are still not cheap relative to history. In the meantime, equities may be stuck in a trading range due to profit taking and concern about the recovery.

We would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

                                                  JPMORGAN INTREPID ALL CAP FUND
                                                             As of June 30, 2003

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                     25.90%
Consumer Goods & Services               18.10%
Technology                              13.60%
Energy                                  12.60%
Pharmaceuticals                          7.90%
Health Services & Systems                7.90%
Industrial Products & Services           7.70%
Telecommunications                       2.80%
REITs                                    1.70%
Short-Term Investments                   0.90%
Utilities                                0.90%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. CITIGROUP, INC.                      (3.1%)
 2. CISCO SYSTEMS, INC.                  (2.2%)
 3. AMGEN, INC.                          (1.7%)
 4. DELL COMPUTER CORP.                  (1.6%)
 5. WASHINGTON MUTUAL, INC.              (1.3%)
 6. UNITEDHEALTH GROUP, INC.             (1.2%)
 7. ELECTRONIC ARTS, INC.                (1.1%)
 8. AETNA, INC.                          (1.1%)
 9. CONOCOPHILLIPS                       (1.1%)
10. FLEETBOSTON FINANCIAL CORP.          (1.1%)

TOP 10 EQUITY HOLDINGS COMPRISED 15.5% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($920,988). AS OF JUNE 30, 2003, THE FUND HELD 105 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                       SINCE INCEPTION
                                                           (2/28/03)
   -------------------------------------------------------------------
   Select shares                                            17.60%

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN INTREPID GROWTH FUND
As of June 30, 2003

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                              31.10%
Consumer Goods & Services               24.40%
Pharmaceuticals                         13.30%
Health Services & Systems               10.00%
Finance & Insurance                      8.00%
Industrial Products & Services           6.00%
Energy                                   4.00%
Telecommunications                       2.20%
Short-Term Investments                   1.00%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. CISCO SYSTEMS, INC.                   (3.0%)
 2. INTEL CORP.                           (2.9%)
 3. AMGEN, INC.                           (2.2%)
 4. ABBOT LABORATORIES                    (2.1%)
 5. DELL COMPUTER CORP.                   (1.8%)
 6. PROCTER & GAMBLE CO.                  (1.7%)
 7. FANNIE MAE                            (1.6%)
 8. INTERNATIONAL BUSINESS MACHINES CORP. (1.4%)
 9. MEDTRONIC, INC.                       (1.4%)
10. ORACLE CORP.                          (1.2%)

TOP 10 EQUITY HOLDINGS COMPRISED 19.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($1,114,702). AS OF JUNE 30, 2003, THE FUND HELD 192 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                       SINCE INCEPTION
                                                          (2/28/03)
   -------------------------------------------------------------------
   Select shares                                           14.20%

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

                                                 JPMORGAN INTREPID INVESTOR FUND
                                                             As of June 30, 2003

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services               24.30%
Finance & Insurance                     21.30%
Technology                              15.10%
Industrial Products & Services          10.20%
Pharmaceuticals                          8.40%
Telecommunications                       5.60%
Utilities                                5.10%
Health Services & Systems                4.70%
Energy                                   4.40%
Short-Term Investments                   0.90%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. GENERAL ELECTRIC CO.                  (3.7%)
 2. INTERNATIONAL BUSINESS MACHINES CORP. (2.2%)
 3. WYETH                                 (1.8%)
 4. ALTRIA GROUP, INC.                    (1.8%)
 5. BRISTOL-MYERS SQUIBB CO.              (1.7%)
 6. PACIFICARE HEALTH SYSTEMS, INC.       (1.7%)
 7. ICOS CORP.                            (1.4%)
 8. AMERICAN EXPRESS CO.                  (1.4%)
 9. SBC COMMUNICATIONS, INC.              (1.4%)
10. BANK OF AMERICA CORP.                 (1.3%)

TOP 10 EQUITY HOLDINGS COMPRISED 18.4% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($1,087,295). AS OF JUNE 30, 2003, THE FUND HELD 103 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                       SINCE INCEPTION
                                                           (2/28/03)
   -------------------------------------------------------------------
   Select shares                                            18.67%

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN INTREPID VALUE FUND
As of June 30, 2003

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                     38.20%
Consumer Goods & Services               16.90%
Energy                                  11.80%
Industrial Products & Services          10.50%
Utilities                                9.00%
Health Services and Systems              4.50%
Technology                               4.00%
REITs                                    2.30%
Telecommunications                       1.40%
Short-Term Investments                   1.00%
Pharmaceuticals                          0.40%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. CITIGROUP, INC.                      (4.4%)
 2. BANK OF AMERICA CORP.                (2.1%)
 3. CHEVRON TEXACO CORP.                 (2.0%)
 4. HEWLETT-PACKARD CO.                  (1.7%)
 5. WELLS FARGO & CO.                    (1.5%)
 6. WASHINGTON MUTUAL, INC.              (1.2%)
 7. CONOCOPHILLIPS                       (1.1%)
 8. WACHOVIA CORP.                       (0.9%)
 9. FORD MOTOR CO.                       (0.9%)
10. AT&T CORP.                           (0.9%)

TOP 10 EQUITY HOLDINGS COMPRISED 16.7% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($973,079). AS OF JUNE 30, 2003, THE FUND HELD 198 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                         SINCE INCEPTION
                                                            (2/28/03)
   ---------------------------------------------------------------------
   Select shares                                             18.00%

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN INTREPID ALL CAP FUND
     Portfolio of Investments

As of June 30, 2003 (unaudited)

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- 99.1%
------------------------------------------------------------------------------------
             COMMON STOCKS -- 99.1%
             Airlines -- 1.0%
     1,400   JetBlue Airways Corp. *                                   $      59,206

             Apparel -- 1.8%
     1,000   Coach, Inc. *                                                    49,740
     1,100   Timberland Co., Class A *                                        58,146
                                                                       -------------
                                                                             107,886

             Automotive -- 1.7%
     1,900   Autoliv, Inc. (Sweden)                                           51,452
       800   BorgWarner, Inc.                                                 51,520
                                                                       -------------
                                                                             102,972

             Banking -- 7.3%
     1,300   Doral Financial Corp.                                            58,045
     1,100   First Tennessee National Corp.                                   48,301
     2,200   FleetBoston Financial Corp.                                      65,362
     1,300   Hudson United Bancorp                                            44,395
     2,300   IndyMac Bancorp, Inc.                                            58,466
     1,800   National City Corp.                                              58,878
     2,000   New York Community Bancorp, Inc.                                 58,180
     1,100   Popular, Inc.                                                    42,449
                                                                       -------------
                                                                             434,076

             Biotechnology -- 3.3%
     1,500   Amgen, Inc. *                                                    99,660
     1,000   Gilead Sciences, Inc. *                                          55,580
     1,400   Pharmaceutical Product Development, Inc. *                       40,222
                                                                       -------------
                                                                             195,462

             Business Services -- 2.6%
       800   Apollo Group, Inc., Class A *                                    49,408
     3,300   Cendant Corp. *                                                  60,456
       900   Fair Isaac Corp.                                                 46,305
                                                                       -------------
                                                                             156,169

             Chemicals -- 0.8%
     1,600   Cabot Corp.                                                      45,920

             Computer Networks -- 3.1%
     7,900   Cisco Systems, Inc. *                                           131,851
     1,900   Storage Technology Corp. *                                       48,906
                                                                       -------------
                                                                             180,757

             Computer Software -- 1.1%
       900   Electronic Arts, Inc. *                                          66,591

             Computers/Computer Hardware -- 2.5%
     2,900   Dell Computer Corp. *                                            92,684
       700   Zebra Technologies Corp., Class A *                              52,633
                                                                       -------------
                                                                             145,317

             Construction -- 3.5%
       800   Centex Corp.                                                     62,232
       100   NVR, Inc. *                                                      41,100
       900   Pulte Homes, Inc.                                                55,494
       700   Ryland Group, Inc.                                               48,580
                                                                       -------------
                                                                             207,406

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Consumer Products -- 1.8%
       700   Harman International Industries, Inc.                     $      55,398
     1,000   The Scotts Co., Class A *                                        49,500
                                                                       -------------
                                                                             104,898

             Consumer Services -- 2.7%
       700   Career Education Corp. *                                         47,894
     1,100   Education Management Corp. *                                     58,498
       700   Rent-A-Center, Inc. *                                            53,067
                                                                       -------------
                                                                             159,459

             Electronics/Electrical Equipment -- 2.5%
     1,700   Energizer Holdings, Inc. *                                       53,380
     1,500   Fisher Scientific International *                                52,350
     2,000   Jabil Circuit, Inc. *                                            44,200
                                                                       -------------
                                                                             149,930

             Entertainment/Leisure -- 1.9%
     1,300   GTECH Holdings Corp. *                                           48,945
       600   International Game Technology *                                  61,398
                                                                       -------------
                                                                             110,343

             Financial Services -- 9.8%
     4,300   Citigroup, Inc.                                                 184,040
       900   Countrywide Financial Corp.                                      62,613
     5,700   E*TRADE Group, Inc. *                                            48,450
       700   Golden West Financial Corp.                                      56,007
       800   Lehman Brothers Holdings, Inc.                                   53,184
     5,100   Providian Financial Corp. *                                      47,226
     3,100   Sovereign BanCorp, Inc.                                          48,515
     1,900   Washington Mutual, Inc.                                          78,470
                                                                       -------------
                                                                             578,505

             Food/Beverage Products -- 1.0%
     1,800   Constellation Brands, Inc., Class A *                            56,520

             Health Care/Health Care Services -- 7.9%
     1,100   Aetna, Inc.                                                      66,220
       800   Anthem, Inc. *                                                   61,720
     1,000   Coventry Health Care, Inc. *                                     46,160
     1,800   Health Net, Inc. *                                               59,310
     1,200   Mid Atlantic Medical Services *                                  62,760
     1,800   Omnicare, Inc.                                                   60,822
     1,700   Steris Corp. *                                                   39,253
     1,400   UnitedHealth Group, Inc.                                         70,350
                                                                       -------------
                                                                             466,595

             Insurance -- 8.7%
     1,700   AFLAC, Inc.                                                      52,275
     1,200   Brown & Brown, Inc.                                              39,000
     1,625   Fidelity National Financial, Inc.                                49,985
     1,800   First American Corp.                                             47,430
     1,600   HCC Insurance Holdings, Inc.                                     47,312
     1,600   Principal Financial Group, Inc.                                  51,600
     1,400   SAFECO Corp.                                                     49,392
     1,800   The Allstate Corp.                                               64,170

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Insurance -- Continued
       800   The Progressive Corp.                                     $      58,480
     1,100   W.R. Berkley Corp.                                               57,970
                                                                       -------------
                                                                             517,614

             Internet Services/Software -- 1.8%
       500   eBay, Inc. *                                                     52,090
     1,700   Yahoo!, Inc. *                                                   55,692
                                                                       -------------
                                                                             107,782

             Machinery & Engineering Equipment -- 0.8%
     1,500   Graco, Inc.                                                      48,000

             Manufacturing -- 1.6%
     2,100   Pall Corp.                                                       47,250
     2,800   Timken Co.                                                       49,028
                                                                       -------------
                                                                              96,278

             Metals/Mining -- 1.0%
     2,500   Freeport-McMoRan Copper & Gold, Inc., Class B                    61,250

             Multi-Media -- 0.8%
     1,700   Fox Entertainment Group, Inc., Class A *                         48,926

             Oil & Gas -- 11.9%
       735   Apache Corp.                                                     47,819
     1,000   Burlington Resources, Inc.                                       54,070
     1,200   ConocoPhillips                                                   65,760
       910   Devon Energy Corp.                                               48,594
     1,200   Equitable Resources, Inc.                                        48,888
     2,000   Marathon Oil Corp.                                               52,700
       900   Murphy Oil Corp.                                                 47,340
     1,900   National-Oilwell, Inc. *                                         41,800
     1,200   Newfield Exploration Co. *                                       45,060
     1,700   Occidental Petroleum Corp.                                       57,035
     1,300   Patterson-UTI Energy, Inc. *                                     42,120
     1,900   Pioneer Natural Resources Co. *                                  49,590
     1,100   Pogo Producing Co.                                               47,025
     2,400   XTO Energy, Inc.                                                 48,264
                                                                       -------------
                                                                             696,065

             Packaging -- 0.8%
     1,100   Ball Corp.                                                       50,061

             Pharmaceuticals -- 4.6%
       700   Allergan, Inc.                                                   53,970
       800   Barr Laboratories, Inc. *                                        52,400
     1,100   Forest Laboratories, Inc. *                                      60,225
     2,700   Ivax Corp. *                                                     48,195
     1,600   Mylan Laboratories, Inc.                                         55,632
                                                                       -------------
                                                                             270,422

             Pipelines -- 0.8%
       900   Kinder Morgan, Inc.                                              49,185

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Real Estate Investment Trust -- 1.7%
     1,500   iStar Financial, Inc.                                     $      54,750
     1,100   Vornado Realty Trust                                             47,960
                                                                       -------------
                                                                             102,710

             Restaurants/Food Services -- 1.8%
     1,600   Applebee's International, Inc.                                   50,288
     1,400   CBRL Group, Inc.                                                 54,404
                                                                       -------------
                                                                             104,692

             Retailing -- 2.8%
       800   Advanced Auto Parts, Inc. *                                      48,720
     1,500   Amazon.com, Inc. *                                               54,735
     3,200   The Gap, Inc.                                                    60,032
                                                                       -------------
                                                                             163,487

             Telecommunications -- 2.8%
     3,400   Nextel Communications, Inc., Class A *                           61,472
     1,500   Utstarcom, Inc. *                                                53,355
     1,800   West Corp. *                                                     47,970
                                                                       -------------
                                                                             162,797

             Utilities -- 0.9%
     1,600   MDU Resources Group, Inc.                                        53,584
------------------------------------------------------------------------------------
             Total Common Stocks                                           5,860,865
             (Cost $5,033,501)
------------------------------------------------------------------------------------
    Short-Term Investment -- 0.9%
------------------------------------------------------------------------------------
             MONEY MARKET FUND -- 0.9%
    55,035   JPMorgan Prime Money Market Fund (a)                             55,035
             (Cost $55,035)
------------------------------------------------------------------------------------
             Total Investments -- 100.0%                               $   5,915,900
             (Cost $5,088,536)
------------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN INTREPID GROWTH FUND
     Portfolio of Investments

As of June 30, 2003 (unaudited)

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- 99.0%
------------------------------------------------------------------------------------
             COMMON STOCKS -- 99.0%
             Airlines -- 0.4%
       600   JetBlue Airways Corp. *                                   $      25,374

             Apparel -- 1.9%
       700   Coach, Inc. *                                                    34,818
       400   Columbia Sportswear Co. *                                        20,564
       300   Nike, Inc., Class B                                              16,047
       700   Timberland Co., Class A *                                        37,002
                                                                       -------------
                                                                             108,431

             Automotive -- 0.8%
       700   Gentex Corp. *                                                   21,427
       700   O'Reilly Automotive, Inc. *                                      23,373
                                                                       -------------
                                                                              44,800

             Banking -- 0.8%
       700   Doral Financial Corp.                                            31,255
       533   New York Community Bancorp, Inc.                                 15,505
                                                                       -------------
                                                                              46,760

             Biotechnology -- 7.8%
     1,900   Amgen, Inc. *                                                   126,236
     1,000   Biogen, Inc. *                                                   38,000
     1,000   Cephalon, Inc. *                                                 41,160
       400   Chiron Corp. *                                                   17,488
       600   Genentech, Inc. *                                                43,272
       600   Genzyme Corp. - General Division *                               25,080
       800   Gilead Sciences, Inc. *                                          44,464
     1,000   IDEC Pharmaceuticals Corp. *                                     34,000
       700   MedImmune, Inc. *                                                25,459
       900   Millipore Corp. *                                                39,933
       400   Pharmaceutical Product Development, Inc. *                       11,492
                                                                       -------------
                                                                             446,584

             Broadcasting/Cable -- 0.4%
       700   EchoStar Communications Corp., Class A *                         24,234

             Business Services -- 3.0%
       400   Apollo Group, Inc., Class A *                                    24,704
       500   Deluxe Corp.                                                     22,400
     1,400   Devry, Inc. *                                                    32,606
       300   Fair Isaac Corp.                                                 15,435
     1,300   First Data Corp.                                                 53,872
       400   Moody's Corp.                                                    21,084
                                                                       -------------
                                                                             170,101

             Chemicals -- 0.6%
       800   Ecolab, Inc.                                                     20,480
       300   Sigma-Aldrich Corp.                                              16,254
                                                                       -------------
                                                                              36,734

             Computer Networks -- 3.6%
    10,200   Cisco Systems, Inc. *                                           170,238
     1,500   Network Appliance, Inc. *                                        24,315
       500   Storage Technology Corp. *                                       12,870
                                                                       -------------
                                                                             207,423

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Computer Software -- 6.5%
       400   Affiliated Computer Services, Inc., Class A *             $      18,292
     1,900   Citrix Systems, Inc. *                                           38,684
       500   D & B Corp. *                                                    20,550
       400   Electronic Arts, Inc. *                                          29,596
       500   Intuit, Inc. *                                                   22,265
     1,100   J.D. Edwards & Co. *                                             15,763
     1,700   Macromedia, Inc. *                                               35,768
       500   Mercury Interactive Corp. *                                      19,305
     1,000   National Instruments Corp. *                                     37,780
     5,700   Oracle Corp. *                                                   68,514
     1,000   Total System Services, Inc.                                      22,300
     1,600   VERITAS Software Corp. *                                         45,872
                                                                       -------------
                                                                             374,689

             Computers/Computer Hardware -- 4.0%
     3,200   Dell Computer Corp. *                                           102,272
     1,000   International Business Machines Corp.                            82,500
       300   Lexmark International, Inc. *                                    21,231
       300   Zebra Technologies Corp., Class A *                              22,557
                                                                       -------------
                                                                             228,560

             Construction -- 1.3%
       600   D.R. Horton, Inc.                                                16,860
        20   Lennar Corp., B Shares                                            1,374
       200   Lennar Corp., Class A                                            14,300
       100   NVR, Inc. *                                                      41,100
                                                                       -------------
                                                                              73,634

             Consumer Products -- 2.3%
       200   Harman International Industries, Inc.                            15,828
     1,100   Procter & Gamble Co.                                             98,098
       500   The Estee Lauder Companies, Inc., Class A                        16,765
                                                                       -------------
                                                                             130,691

             Consumer Services -- 1.9%
       600   Career Education Corp. *                                         41,052
       300   Education Management Corp. *                                     15,954
       600   First Health Group Corp. *                                       16,560
       300   Rent-A-Center, Inc. *                                            22,743
       300   Weight Watchers International, Inc. *                            13,647
                                                                       -------------
                                                                             109,956

             Electronics/Electrical Equipment -- 3.0%
       800   American Power Conversion Corp. *                                12,472
       300   Amphenol Corp., Class A *                                        14,046
       500   Energizer Holdings, Inc. *                                       15,700
       500   Fisher Scientific International *                                17,450
       900   Jabil Circuit, Inc. *                                            19,890
     2,600   Symbol Technologies, Inc.                                        33,826
       900   Tektronix, Inc. *                                                19,440
     1,300   Waters Corp. *                                                   37,869
                                                                       -------------
                                                                             170,693

             Engineering Services -- 0.3%
       400   Jacobs Engineering Group, Inc. *                                 16,860

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Entertainment/Leisure -- 0.8%
       400   GTECH Holdings Corp. *                                    $      15,060
       300   International Game Technology *                                  30,699
                                                                       -------------
                                                                              45,759

             Financial Services -- 3.6%
       300   Blackrock, Inc. *                                                13,512
     1,400   Fannie Mae                                                       94,416
       600   Legg Mason, Inc.                                                 38,970
     2,400   Providian Financial Corp. *                                      22,224
       900   SLM Corp.                                                        35,253
                                                                       -------------
                                                                             204,375

             Food/Beverage Products -- 4.8%
     1,000   Anheuser-Busch Companies, Inc.                                   51,050
       200   Brown-Forman Corp., Class B                                      15,724
       500   Constellation Brands, Inc., Class A *                            15,700
       200   Dreyer's Grand Ice Cream Holdings, Inc.                          15,704
       600   General Mills, Inc.                                              28,446
       300   Hershey Foods Corp.                                              20,898
       400   Krispy Kreme Doughnuts, Inc. *                                   16,472
     1,300   McCormick & Co., Inc.                                            35,360
       400   Performance Food Group Co. *                                     14,800
     1,300   Sysco Corp.                                                      39,052
       400   WM. Wrigley Jr. Co.                                              22,492
                                                                       -------------
                                                                             275,698

             Health Care/Health Care Services -- 10.0%
       300   Anthem, Inc. *                                                   23,145
       400   Becton, Dickinson & Co.                                          15,540
       600   Boston Scientific Corp. *                                        36,660
       400   Coventry Health Care, Inc. *                                     18,464
     1,400   DaVita, Inc. *                                                   37,492
       500   Edwards Lifesciences Corp. *                                     16,070
       800   Guidant Corp.                                                    35,512
       500   Health Net, Inc. *                                               16,475
       500   Lincare Holdings, Inc. *                                         15,755
     1,700   Medtronic, Inc.                                                  81,550
       400   Mid Atlantic Medical Services *                                  20,920
       800   Omnicare, Inc.                                                   27,032
       400   Renal Care Group, Inc. *                                         14,084
       500   St. Jude Medical, Inc. *                                         28,750
       500   Steris Corp. *                                                   11,545
       300   Stryker Corp.                                                    20,811
     1,200   UnitedHealth Group, Inc.                                         60,300
       400   Universal Health Services, Inc., Class B *                       15,848
       600   Varian Medical Systems, Inc. *                                   34,542
       300   WellPoint Health Networks, Inc. *                                25,290
       500   Zimmer Holdings, Inc. *                                          22,525
                                                                       -------------
                                                                             578,310

             Insurance -- 3.6%
       700   AFLAC, Inc.                                                      21,525
       300   AMBAC Financial Group, Inc.                                      19,875
       900   Brown & Brown, Inc.                                              29,250
       500   HCC Insurance Holdings, Inc.                                     14,785


                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Insurance -- Continued
       100   Markel Corp. *                                            $      25,600
     1,000   Marsh & McLennan Companies, Inc.                                 51,070
       600   The Progressive Corp.                                            43,860
                                                                       -------------
                                                                             205,965

             Internet Services/Software -- 2.9%
       400   eBay, Inc. *                                                     41,672
       400   Expedia, Inc. *                                                  30,552
       720   InterActiveCorp *                                                28,490
       400   Symantec Corp. *                                                 17,544
     1,500   Yahoo!, Inc. *                                                   49,140
                                                                       -------------
                                                                             167,398

             Machinery & Engineering Equipment -- 0.3%
       500   Graco, Inc.                                                      16,000

             Manufacturing -- 1.5%
       400   3M Co.                                                           51,592
       300   Danaher Corp.                                                    20,415
       700   Pall Corp.                                                       15,750
                                                                       -------------
                                                                              87,757

             Metals/Mining -- 0.3%
       800   Freeport-McMoRan Copper & Gold, Inc., Class B                    19,600

             Multi-Media -- 1.7%
       800   Dow Jones & Co., Inc.                                            34,424
       500   Fox Entertainment Group, Inc., Class A *                         14,390
       300   Meredith Corp.                                                   13,200
       400   The E.W. Scripps Co., Class A                                    35,488
                                                                       -------------
                                                                              97,502

             Oil & Gas -- 3.7%
       900   BJ Services Co. *                                                33,624
       400   Burlington Resources, Inc.                                       21,628
       300   Cooper Cameron Corp. *                                           15,114
       700   Murphy Oil Corp.                                                 36,820
       600   National-Oilwell, Inc. *                                         13,200
       600   Newfield Exploration Co. *                                       22,530
       400   Patterson-UTI Energy, Inc. *                                     12,960
       400   Pogo Producing Co.                                               17,100
       400   Smith International, Inc. *                                      14,696
       700   Varco International, Inc. *                                      13,720
       666   XTO Energy, Inc.                                                 13,393
                                                                       -------------
                                                                             214,785

             Packaging -- 0.2%
       200   Ball Corp.                                                        9,102

             Pharmaceuticals -- 5.5%
     2,800   Abbott Laboratories                                             122,528
       500   AdvancePCS, Inc. *                                               19,115
       300   Allergan, Inc.                                                   23,130
       300   Barr Laboratories, Inc. *                                        19,650
       300   Express Scripts, Inc. *                                          20,496
       600   Forest Laboratories, Inc. *                                      32,850

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Pharmaceuticals -- Continued
     1,300   Ivax Corp. *                                              $      23,205
       600   Mylan Laboratories, Inc.                                         20,862
       900   SICOR, Inc. *                                                    18,306
       400   Watson Pharmaceuticals, Inc. *                                   16,148
                                                                       -------------
                                                                             316,290

             Pipelines -- 0.3%
       300   Kinder Morgan, Inc.                                              16,395

             Restaurants/Food Services -- 1.6%
       500   Applebee's International, Inc.                                   15,715
       500   Brinker International, Inc. *                                    18,010
       400   CBRL Group, Inc.                                                 15,544
       700   Ruby Tuesday, Inc.                                               17,311
     1,000   Starbucks Corp. *                                                24,520
                                                                       -------------
                                                                              91,100

             Retailing -- 7.2%
       600   99 Cents Only Stores *                                           20,592
       300   Advanced Auto Parts, Inc. *                                      18,270
       800   Amazon.com, Inc. *                                               29,192
       300   AutoZone, Inc. *                                                 22,791
       700   Bed Bath & Beyond, Inc. *                                        27,167
     2,100   Dollar General Corp.                                             38,346
       700   Family Dollar Stores                                             26,705
     1,000   Michaels Stores, Inc. *                                          38,060
       700   MSC Industrial Direct Co. *                                      12,530
     1,000   PETsMART, Inc. *                                                 16,670
     1,700   Pier 1 Imports, Inc.                                             34,680
     9,200   Rite Aid Corp. *                                                 40,940
     1,200   Staples, Inc. *                                                  22,020
     1,800   The Gap, Inc.                                                    33,768
       300   Whole Foods Market, Inc. *                                       14,259
       600   Williams-Sonoma, Inc. *                                          17,520
                                                                       -------------
                                                                             413,510

             Semi-Conductors -- 7.7%
     1,500   Altera Corp. *                                                   24,600
     1,000   Analog Devices, Inc. *                                           34,820
       600   Integrated Circuit Systems, Inc. *                               18,858
     8,100   Intel Corp.                                                     168,350
     1,500   Intersil Corp., Class A *                                        39,915
       800   Linear Technology Corp.                                          25,768
     1,000   National Semiconductor Corp. *                                   19,720
       800   QLogic Corp. *                                                   38,664
     2,800   Texas Instruments, Inc.                                          49,280
     1,000   Xilinx, Inc. *                                                   25,310
                                                                       -------------
                                                                             445,285

             Shipping/Transportation -- 1.7%
       500   Expeditors International of Washington, Inc.                     17,320
     1,700   Swift Transportation Co., Inc. *                                 31,654
       800   United Parcel Service, Inc., Class B                             50,960
                                                                       -------------
                                                                              99,934

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Telecommunications -- 2.2%
     5,200   Level 3 Communications, Inc. *                            $      34,528
     2,500   Nextel Communications, Inc., Class A *                           45,200
       700   Utstarcom, Inc. *                                                24,899
       800   West Corp. *                                                     21,320
                                                                       -------------
                                                                             125,947

             Telecommunications Equipment -- 0.4%
     1,400   Comverse Technology, Inc. *                                      21,042

             Toys & Games -- 0.4%
     1,100   Mattel, Inc.                                                     20,812
------------------------------------------------------------------------------------
             Total Common Stocks                                           5,688,090
             (Cost $5,001,440)
------------------------------------------------------------------------------------
     Short-Term Investment -- 1.0%
------------------------------------------------------------------------------------
             MONEY MARKET FUND -- 1.0%
    59,676   JPMorgan Prime Money Market Fund (a)                             59,676
             (Cost $59,676)
------------------------------------------------------------------------------------
             Total Investments -- 100.0%                               $   5,747,766
             (Cost $5,061,116)
------------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN INTREPID INVESTOR FUND
     Portfolio of Investments

As of June 30, 2003 (unaudited)

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- 99.1%
------------------------------------------------------------------------------------
             COMMON STOCKS -- 99.1%
             Advertising -- 1.0%
     1,400   ADVO, Inc. *                                              $      62,160

             Automotive -- 2.6%
     2,800   ArvinMeritor, Inc.                                               56,504
     1,900   Autoliv, Inc. (Sweden)                                           51,452
     5,600   Delphi Corp.                                                     48,328
                                                                       -------------
                                                                             156,284

             Banking -- 11.9%
     2,300   AmSouth Bancorp                                                  50,232
     1,000   Bank of America Corp.                                            79,030
     1,000   Chittenden Corp.                                                 27,350
     1,700   Community First Bankshares, Inc.                                 46,410
     2,100   FleetBoston Financial Corp.                                      62,391
     1,300   Hudson United Bancorp                                            44,395
     1,100   Marshall & Ilsley Corp.                                          33,638
     1,900   National City Corp.                                              62,149
     1,200   Provident Bankshares Corp.                                       30,492
     3,500   Republic Bancorp, Inc.                                           46,970
     3,700   Republic Bancorp, Inc., Class A                                  54,871
     2,000   U.S. Bancorp                                                     49,000
     1,000   Union Planters Corp.                                             31,030
     1,100   UnionBanCal Corp.                                                45,507
     1,200   Wachovia Corp.                                                   47,952
                                                                       -------------
                                                                             711,417

             Biotechnology -- 2.9%
     2,400   Applied Biosystems Group (Applera Corp.)                         45,672
     1,800   Cambrex Corp.                                                    41,436
     2,300   ICOS Corp. *                                                     84,525
                                                                       -------------
                                                                             171,633

             Business Services -- 4.3%
     1,600   Computer Sciences Corp. *                                        60,992
     2,000   Convergys Corp. *                                                32,000
     2,300   Equifax, Inc.                                                    59,800
     3,000   IMS Health, Inc.                                                 53,970
     1,900   Valassis Communications, Inc. *                                  48,868
                                                                       -------------
                                                                             255,630

             Chemicals -- 2.7%
     1,500   Cytec Industries, Inc. *                                         50,700
     2,800   FMC Corp. *                                                      63,364
     1,900   Macdermid, Inc.                                                  49,970
                                                                       -------------
                                                                             164,034

             Computer Networks -- 0.7%
     1,200   Black Box Corp.                                                  43,440

             Computer Software -- 3.2%
     5,300   Mentor Graphics Corp. *                                          76,744
     4,800   Oracle Corp. *                                                   57,696
     4,800   Unisys Corp. *                                                   58,944
                                                                       -------------
                                                                             193,384

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Computers/Computer Hardware -- 3.0%
     1,600   International Business Machines Corp.                     $     132,000
     5,900   Maxtor Corp. *                                                   44,309
                                                                       -------------
                                                                             176,309

             Construction -- 0.8%
     3,800   Clayton Homes, Inc.                                              47,690

             Consumer Products -- 6.0%
     2,300   Altria Group, Inc.                                              104,512
     2,200   American Greetings Corp., Class A *                              43,208
     1,200   Black & Decker Corp.                                             52,140
     1,200   Kimberly-Clark Corp.                                             62,568
     1,700   The Stanley Works                                                46,920
     1,100   Universal Corp.                                                  46,530
                                                                       -------------
                                                                             355,878

             Diversified -- 3.7%
     7,600   General Electric Co.                                            217,968

             Electronics/Electrical Equipment -- 1.8%
     1,500   Fisher Scientific International *                                52,350
     1,500   Mettler-Toledo International, Inc. (Switzerland)*                54,975
                                                                       -------------
                                                                             107,325

             Financial Services -- 7.8%
     2,000   American Express Co.                                             83,620
     1,500   Citigroup, Inc.                                                  64,200
     5,000   E*TRADE Group, Inc. *                                            42,500
       700   Goldman Sachs Group, Inc.                                        58,625
     1,400   Merrill Lynch & Co., Inc.                                        65,352
     1,500   Morgan Stanley                                                   64,125
     4,900   Providian Financial Corp. *                                      45,374
       600   The Bear Stearns Co., Inc.                                       43,452
                                                                       -------------
                                                                             467,248

             Food/Beverage Products -- 5.0%
     2,200   Campbell Soup Co.                                                53,900
     1,700   ConAgra Foods, Inc.                                              40,120
     4,700   Del Monte Foods Co. *                                            41,548
     1,400   H.J. Heinz Co.                                                   46,172
     3,400   Ruddick Corp.                                                    53,448
     3,000   SUPERVALU, Inc.                                                  63,960
                                                                       -------------
                                                                             299,148

             Health Care/Health Care Services -- 4.7%
     1,100   Aetna, Inc.                                                      66,220
     1,100   CIGNA Corp.                                                      51,634
     4,400   Humana, Inc. *                                                   66,440
     2,000   PacifiCare Health Systems, Inc. *                                98,660
                                                                       -------------
                                                                             282,954

             Insurance -- 1.6%
     1,800   American Financial Group, Inc.                                   41,040
     1,700   John Hancock Financial Services, Inc.                            52,241
                                                                       -------------
                                                                              93,281

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Internet Services/Software -- 1.0%
     2,300   ProQuest Co. *                                            $      59,340

             Manufacturing -- 0.8%
     1,200   Pentair, Inc.                                                    46,872

             Office/Business Equipment -- 2.2%
     2,000   United Stationers, Inc. *                                        72,340
     5,600   Xerox Corp. *                                                    59,304
                                                                       -------------
                                                                             131,644

             Oil & Gas -- 4.4%
     1,100   Anadarko Petroleum Corp.                                         48,917
     2,000   Marathon Oil Corp.                                               52,700
     1,700   Occidental Petroleum Corp.                                       57,035
     1,200   Stone Energy Corp. *                                             50,304
     1,800   Unocal Corp.                                                     51,642
                                                                       -------------
                                                                             260,598

             Pharmaceuticals -- 5.5%
     3,700   Bristol-Myers Squibb Co.                                        100,455
     3,800   ICN Pharmaceuticals, Inc.                                        63,688
     3,800   Tanox, Inc. *                                                    60,990
     2,300   Wyeth                                                           104,765
                                                                       -------------
                                                                             329,898

             Photographic Equipment -- 0.8%
     1,700   Eastman Kodak Co.                                                46,495

             Restaurants/Food Services -- 0.9%
     2,400   McDonald's Corp.                                                 52,944

             Retailing -- 8.0%
     1,600   Albertson's, Inc.                                                30,720
     3,100   BJ's Wholesale Club, Inc. *                                      46,686
     4,100   Foot Locker, Inc.                                                54,325
     3,600   Kroger Co. *                                                     60,048
     4,000   Limited Brands, Inc.                                             62,000
     2,500   Men's Wearhouse, Inc. *                                          54,625
     2,300   RadioShack Corp.                                                 60,513
     1,900   Sears, Roebuck & Co.                                             63,916
     3,500   Winn-Dixie Stores, Inc.                                          43,085
                                                                       -------------
                                                                             475,918

             Telecommunications -- 5.6%
     2,600   BellSouth Corp.                                                  69,238
     6,400   Cincinnati Bell, Inc. *                                          42,880
     1,100   Commonwealth Telephone Enterprises, Inc. *                       48,367
     3,200   SBC Communications, Inc.                                         81,760
     1,700   Scientific-Atlanta, Inc.                                         40,528
     3,500   Sprint Corp. - FON Group                                         50,400
                                                                       -------------
                                                                             333,173

             Telecommunications Equipment -- 1.1%
     3,000   Plantronics, Inc. *                                              65,010

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Utilities -- 5.1%
     3,400   Cleco Corp.                                               $      58,888
     1,700   Constellation Energy Group, Inc.                                 58,310
     2,700   Edison International *                                           44,361
     1,900   Puget Energy, Inc.                                               45,353
     1,900   Sempra Energy                                                    54,207
     1,700   WGL Holdings, Inc.                                               45,390
                                                                       -------------
                                                                             306,509
------------------------------------------------------------------------------------
             Total Common Stocks                                           5,914,184
             (Cost $4,993,499)
------------------------------------------------------------------------------------
     Short-Term Investment -- 0.9%
------------------------------------------------------------------------------------
             MONEY MARKET FUND -- 0.9%
    52,243   JPMorgan Prime Money Market Fund (a)                             52,243
             (Cost $52,243)
------------------------------------------------------------------------------------
             Total Investments -- 100.0%                               $   5,966,427
             (Cost $5,045,742)
------------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN INTREPID VALUE FUND
     Portfolio of Investments

As of June 30, 2003 (unaudited)

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- 99.0%
------------------------------------------------------------------------------------
             COMMON STOCKS -- 99.0%
             Aerospace -- 0.8%
       700   United Technologies Corp.                                 $      49,581

             Agricultural Production/Services -- 0.4%
       700   UST, Inc.                                                        24,521

             Apparel -- 1.5%
       700   Liz Claiborne, Inc.                                              24,675
       800   Polo Ralph Lauren Corp.                                          20,632
       600   Reebok International LTD *                                       20,178
       600   VF Corp.                                                         20,382
                                                                       -------------
                                                                              85,867

             Automotive -- 4.0%
       700   American Axle & Manufacturing Holdings, Inc. *                   16,730
     1,300   ArvinMeritor, Inc.                                               26,234
       900   Autoliv, Inc. (Sweden)                                           24,372
       300   BorgWarner, Inc.                                                 19,320
     4,600   Ford Motor Co.                                                   50,554
       300   Johnson Controls, Inc.                                           25,680
       500   Lear Corp. *                                                     23,010
       700   Paccar, Inc.                                                     47,292
                                                                       -------------
                                                                             233,192

             Banking -- 17.1%
     1,200   AmSouth Bancorp                                                  26,208
       600   Associated Banc-Corp.                                            22,128
     1,000   Bancorpsouth, Inc.                                               20,850
     1,600   Bank of America Corp.                                           126,447
     1,100   Bank One Corp.                                                   40,898
       515   BOK Financial Corp. *                                            19,864
       700   Compass Bancshares, Inc.                                         24,451
     1,000   Doral Financial Corp.                                            44,650
       400   Downey Financial Corp.                                           16,520
       600   First Tennessee National Corp.                                   26,346
     1,200   FleetBoston Financial Corp.                                      35,652
       630   FNB Corp.                                                        19,064
     1,050   Fulton Financial Corp.                                           20,864
       500   GreenPoint Financial Corp.                                       25,470
     1,100   Hibernia Corp., Class A                                          19,976
       500   Hudson United Bancorp                                            17,075
     1,100   Huntington Bancshares, Inc.                                      21,472
       700   Independence Community Bank                                      19,754
       900   IndyMac Bancorp, Inc.                                            22,878
       800   National City Corp.                                              26,168
       800   New York Community Bancorp, Inc.                                 23,272
       600   Popular, Inc.                                                    23,154
       800   Regions Financial Corp.                                          27,024
       900   Roslyn Bancorp, Inc.                                             19,341
       900   Sky Financial Group, Inc.                                        19,548
     1,000   SouthTrust Corp.                                                 27,200
     2,000   U.S. Bancorp                                                     49,000
       500   UnionBanCal Corp.                                                20,685

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Banking -- Continued
     1,300   Wachovia Corp.                                            $      51,948
       800   Washington Federal, Inc.                                         18,504
       500   Webster Financial Corp.                                          18,900
     1,700   Wells Fargo & Co.                                                85,680
       600   Zions Bancorporation                                             30,366
                                                                       -------------
                                                                           1,011,357

             Business Services -- 0.8%
     2,600   Cendant Corp. *                                                  47,632

             Chemicals -- 1.5%
       800   Cabot Corp.                                                      22,960
       600   Lubrizol Corp.                                                   18,594
     1,800   RPM International, Inc.                                          24,750
       800   The Sherwin-Williams Co.                                         21,504
                                                                       -------------
                                                                              87,808

             Computer Software -- 1.1%
       600   D & B Corp. *                                                    24,660
     1,200   Sybase, Inc. *                                                   16,692
     2,100   Unisys Corp. *                                                   25,788
                                                                       -------------
                                                                              67,140

             Computers/Computer Hardware -- 1.7%
     4,700   Hewlett-Packard Co.                                             100,110

             Construction -- 3.6%
       400   Centex Corp.                                                     31,116
     1,500   Clayton Homes, Inc.                                              18,825
     1,000   D.R. Horton, Inc.                                                28,100
       400   KB Home                                                          24,792
        40   Lennar Corp., B Shares                                            2,748
       400   Lennar Corp., Class A                                            28,600
       400   Pulte Homes, Inc.                                                24,664
       400   Ryland Group, Inc.                                               27,760
       900   Toll Brothers, Inc. *                                            25,479
                                                                       -------------
                                                                             212,084

             Construction Materials -- 0.7%
       200   American Standard Companies, Inc. *                              14,786
     1,200   Masco Corp.                                                      28,620
                                                                       -------------
                                                                              43,406

             Consumer Products -- 1.4%
       400   Black & Decker Corp.                                             17,380
       600   Ethan Allen Interiors, Inc.                                      21,096
       600   Fortune Brands, Inc.                                             31,320
       300   The Scotts Co., Class A *                                        14,850
                                                                       -------------
                                                                              84,646

             Consumer Services -- 0.4%
       300   Rent-A-Center, Inc. *                                            22,743

             Electronics/Electrical Equipment -- 0.4%
       700   Energizer Holdings, Inc. *                                       21,980

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Engineering Services -- 0.4%
       700   Fluor Corp.                                               $      23,548

             Entertainment/Leisure -- 0.8%
       900   Brunswick Corp.                                                  22,518
       600   GTECH Holdings Corp. *                                           22,590
                                                                       -------------
                                                                              45,108

             Financial Services -- 10.7%
       800   Charter One Financial, Inc.                                      24,944
     6,000   Citigroup, Inc.                                                 256,800
       700   Countrywide Financial Corp.                                      48,699
     4,200   E*TRADE Group, Inc. *                                            35,700
       600   Freddie Mac                                                      30,462
       300   Golden West Financial Corp.                                      24,003
       600   Lehman Brothers Holdings, Inc.                                   39,888
     5,200   Providian Financial Corp. *                                      48,152
     1,500   Sovereign BanCorp, Inc.                                          23,475
       400   The Bear Stearns Companies, Inc.                                 28,968
     1,700   Washington Mutual, Inc.                                          70,210
                                                                       -------------
                                                                             631,301

             Food/Beverage Products -- 1.9%
     2,300   Archer-Daniels-Midland Co.                                       29,601
       700   Constellation Brands, Inc., Class A *                            21,980
     1,050   Dean Foods Co. *                                                 33,075
     2,700   Tyson Foods, Inc., Class A                                       28,674
                                                                       -------------
                                                                             113,330

             Health Care/Health Care Services -- 4.5%
       600   Aetna, Inc.                                                      36,120
       300   Anthem, Inc. *                                                   23,145
     1,200   Apogent Technologies, Inc. *                                     24,000
       600   Coventry Health Care, Inc. *                                     27,696
       700   Health Net, Inc. *                                               23,065
       400   Hillenbrand Industries, Inc.                                     20,180
     1,800   Humana, Inc. *                                                   27,180
       900   Manor Care, Inc. *                                               22,509
       600   McKesson Corp.                                                   21,444
       700   Omnicare, Inc.                                                   23,653
       600   Triad Hospitals, Inc. *                                          14,892
                                                                       -------------
                                                                             263,884

             Hotels/Other Lodging -- 0.4%
       700   Mandalay Resort Group                                            22,295

             Insurance -- 10.4%
       400   AMBAC Financial Group, Inc.                                      26,500
       900   American Financial Group, Inc.                                   20,520
     1,200   AON Corp.                                                        28,896
       600   Chubb Corp.                                                      36,000
       700   CNA Financial Corp. *                                            17,220
       500   Erie Indemnity Co., Class A                                      20,625
       750   Fidelity National Financial, Inc.                                23,070
       800   First American Corp.                                             21,080
       700   HCC Insurance Holdings, Inc.                                     20,699
       900   John Hancock Financial Services, Inc.                            27,657

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Insurance -- Continued
       600   MBIA, Inc.                                                $      29,250
       500   Mercury General Corp.                                            22,825
     1,000   Metlife, Inc.                                                    28,320
       700   Old Republic International Corp.                                 23,989
       900   Principal Financial Group, Inc.                                  29,025
       700   Protective Life Corp.                                            18,725
       600   Reinsurance Group of America                                     19,260
       700   SAFECO Corp.                                                     24,696
     1,000   St. Paul Companies, Inc.                                         36,510
       400   StanCorp Financial Group, Inc.                                   20,888
     1,400   The Allstate Corp.                                               49,910
       600   Torchmark Corp.                                                  22,350
       300   Transatlantic Holdings, Inc.                                     20,745
       400   W.R. Berkley Corp.                                               21,080
                                                                       -------------
                                                                             609,840

             Manufacturing -- 0.8%
       500   Pentair, Inc.                                                    19,530
     1,600   Timken Co.                                                       28,016
                                                                       -------------
                                                                              47,546

             Multi-Media -- 0.5%
       400   Gannett Co., Inc.                                                30,724

             Office/Business Equipment -- 0.4%
     2,900   IKON Office Solutions, Inc.                                      25,810

             Oil & Gas -- 10.7%
       500   Anadarko Petroleum Corp.                                         22,235
       420   Apache Corp.                                                     27,325
       600   Burlington Resources, Inc.                                       32,442
     1,600   ChevronTexaco Corp.                                             115,520
     1,200   ConocoPhillips                                                   65,760
       372   Devon Energy Corp.                                               19,865
       900   EOG Resources, Inc.                                              37,656
       500   Equitable Resources, Inc.                                        20,370
     1,000   Forest Oil Corp. *                                               25,120
     1,100   Marathon Oil Corp.                                               28,985
       500   Newfield Exploration Co. *                                       18,775
     1,000   Occidental Petroleum Corp.                                       33,550
     1,100   Pioneer Natural Resources Co. *                                  28,710
       800   Pogo Producing Co.                                               34,200
       800   Questar Corp.                                                    26,776
       800   Sunoco, Inc.                                                     30,192
     1,000   Unocal Corp.                                                     28,690
       500   Valero Energy Corp.                                              18,165
     1,066   XTO Energy, Inc.                                                 21,437
                                                                       -------------
                                                                             635,773

             Packaging -- 0.5%
       600   Ball Corp.                                                       27,306

             Pharmaceuticals -- 0.4%
       300   AmerisourceBergen Corp.                                          20,805

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Pipelines -- 1.0%
       600   Kinder Morgan, Inc.                                       $      32,790
       900   National Fuel Gas Co.                                            23,445
                                                                       -------------
                                                                              56,235

             Real Estate -- 0.4%
     1,000   Catellus Development Corp. *                                     22,000

             Real Estate Investment Trust -- 1.9%
     1,800   Annaly Mortgage Management, Inc.                                 35,838
     1,100   iStar Financial, Inc.                                            40,150
       800   Vornado Realty Trust                                             34,880
                                                                       -------------
                                                                             110,868

             Restaurants/Food Services -- 1.2%
       600   Brinker International, Inc. *                                    21,612
       700   CBRL Group, Inc.                                                 27,202
       500   Outback Steakhouse, Inc.                                         19,500
                                                                       -------------
                                                                              68,314

             Retailing -- 4.4%
     1,400   AutoNation, Inc. *                                               22,008
     1,000   Barnes & Noble, Inc. *                                           23,050
     1,100   Blockbuster, Inc., Class A                                       18,535
     1,100   CVS Corp.                                                        30,833
       900   Federated Department Stores, Inc.                                33,165
     1,600   Foot Locker, Inc.                                                21,200
     1,200   J.C. Penney Co., Inc.                                            20,220
       600   Neiman-Marcus Group, Inc., Class A *                             21,960
     1,300   Pier 1 Imports, Inc.                                             26,520
     1,400   Winn-Dixie Stores, Inc.                                          17,234
       600   Zale Corp. *                                                     24,000
                                                                       -------------
                                                                             258,725

             Shipping/Transportation -- 1.9%
     1,100   Burlington Northern Santa Fe Corp.                               31,284
     1,100   CSX Corp.                                                        33,099
     1,300   Norfolk Southern Corp.                                           24,960
       800   Ryder System, Inc.                                               20,496
                                                                       -------------
                                                                             109,839

             Telecommunications -- 1.4%
     2,600   AT&T Corp.                                                       50,050
       900   CenturyTel, Inc.                                                 31,365
                                                                       -------------
                                                                              81,415

             Utilities -- 9.0%
       900   ALLETE, Inc.                                                     23,895
       700   Cinergy Corp.                                                    25,753
       800   Constellation Energy Group, Inc.                                 27,440
     1,600   Edison International *                                           26,288
       600   Entergy Corp.                                                    31,668
       700   Exelon Corp.                                                     41,867
       900   FirstEnergy Corp.                                                34,605
       500   FPL Group, Inc.                                                  33,425
       800   Great Plains Energy, Inc.                                        23,104
       400   Hawaiian Electric Industries                                     18,340
       700   MDU Resources Group, Inc.                                        23,443

                       See notes to financial statements.

    SHARES   ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Utilities -- Continued
       400   NSTAR                                                     $      18,220
       500   People's Energy Corp.                                            21,445
       700   PPL Corp.                                                        30,100
       700   Public Service Enterprise Group, Inc.                            29,575
     1,200   Puget Energy, Inc.                                               28,644
       700   SCANA Corp.                                                      23,996
       900   Sempra Energy                                                    25,677
       800   Vectren Corp.                                                    20,040
       800   Wisconsin Energy Corp.                                           23,200
                                                                       -------------
                                                                             530,725
------------------------------------------------------------------------------------
             Total Common Stocks                                           5,827,458
             (Cost $5,004,995)
------------------------------------------------------------------------------------
     Short-Term Investment -- 1.0%
------------------------------------------------------------------------------------
             MONEY MARKET FUND -- 1.0%
    60,238   JPMorgan Prime Money Market Fund (a)                             60,238
             (Cost $60,238)
------------------------------------------------------------------------------------
             Total Investments -- 100.0%                               $   5,887,696
             (Cost $5,065,233)
------------------------------------------------------------------------------------

                       See notes to financial statements.

Abbreviations:
*      -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Assets and Liabilities

As of June 30, 2003 (unaudited)

                                                                                           INTREPID          INTREPID
                                                                                         ALL CAP FUND      GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                                       $    5,915,900    $    5,747,766
  Cash                                                                                              20               119
  Receivables:
   Interest and dividends                                                                        3,007             1,343
   Expense reimbursements                                                                        8,933             8,793
------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                                 5,927,860         5,758,021
------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Accrued liabilities:
   Custodian fees                                                                                8,112             7,227
   Trustee fees                                                                                     68                68
   Other                                                                                        10,435            10,343
------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                               18,615            17,638
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                                            5,025,200         5,025,200
  Accumulated net investment income (loss)                                                      (2,688)           (7,343)
  Accumulated net realized gain (loss) on investments                                           59,369            35,876
  Net unrealized appreciation (depreciation) of investments                                    827,364           686,650
------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                        $    5,909,245    $    5,740,383
------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  ($0.001 par value; unlimited number of
  shares authorized)                                                                           335,014           335,014
Net asset value, redemption and offering price per share                                $        17.64    $        17.13
------------------------------------------------------------------------------------------------------------------------
Cost of investments                                                                     $    5,088,536    $    5,061,116
========================================================================================================================

                       See notes to financial statements.

                                                                                           INTREPID          INTREPID
                                                                                         INVESTOR FUND      VALUE FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                                       $    5,966,427    $    5,887,696
  Cash                                                                                              --             1,457
  Receivables:
   Investment securities sold                                                                  452,806            39,471
   Interest and dividends                                                                       11,610             9,283
   Expense reimbursements                                                                        9,151             9,081
------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                                 6,439,994         5,946,988
------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
   Investment securities purchased                                                             460,326                --
  Accrued liabilities:
   Custodian fees                                                                                8,243             7,416
   Trustee fees                                                                                     67                68
   Other                                                                                        10,506            10,706
------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                              479,142            18,190
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                                            5,025,200         5,045,300
  Accumulated net investment income (loss)                                                      18,251             1,852
  Accumulated net realized gain (loss) on investments                                           (3,284)           59,183
  Net unrealized appreciation (depreciation) of investments                                    920,685           822,463
------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                        $    5,960,852    $    5,928,798
------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  ($0.001 par value; unlimited number of
  shares authorized)                                                                           335,014           336,153
Net asset value, redemption and offering price per share                                $        17.80    $        17.64
------------------------------------------------------------------------------------------------------------------------
Cost of investments                                                                     $    5,045,742    $    5,065,233
========================================================================================================================

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Operations

For the period ended June 30, 2003 (unaudited)

                                                                                           INTREPID          INTREPID
                                                                                         ALL CAP FUND      GROWTH FUND
                                                                                        --------------------------------
                                                                                          2/28/03 (a)       2/28/03 (a)
                                                                                            THROUGH           THROUGH
                                                                                            6/30/03           6/30/03
------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                           $          367    $          367
     Dividend                                                                                   14,331             9,668
     Dividend income from affiliated investments*                                                  392               368
------------------------------------------------------------------------------------------------------------------------
   Total investment income                                                                      15,090            10,403
------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                                   11,555            11,535
     Administration fees                                                                         2,667             2,662
     Shareholder servicing fees                                                                  4,445             4,437
     Custodian and accounting fees                                                              14,470            14,419
     Printing and postage                                                                        1,606             1,596
     Professional fees                                                                          17,236            17,175
     Registration fees                                                                           4,031             4,021
     Transfer agent fees                                                                         4,540             4,531
     Trustees' fees                                                                                 83                83
     Other                                                                                         676               674
------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                               61,309            61,133
------------------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                                        18,667            18,634
     Less earnings credits                                                                           1                 1
     Less expense reimbursements                                                                24,863            24,752
------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                              17,778            17,746
------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                                 (2,688)           (7,343)
------------------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                               59,369            35,876
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                                              827,364           686,650
------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments                                    886,733           722,526
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                              $      884,045    $      715,183
------------------------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees :                                    $           67    $           58
========================================================================================================================

(a) Commencement of operations.

                       See notes to financial statements.

                                                                                           INTREPID          INTREPID
                                                                                         INVESTOR FUND      VALUE FUND
                                                                                        --------------------------------
                                                                                          2/28/03 (a)       2/28/03 (a)
                                                                                            THROUGH           THROUGH
                                                                                            6/30/03           6/30/03
------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                           $          367    $          367
     Dividend                                                                                   35,257            39,070
     Dividend income from affiliated investments *                                                 395               445
------------------------------------------------------------------------------------------------------------------------
   Total investment income                                                                      36,019            39,882
------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                                   11,549            11,654
     Administration fees                                                                         2,665             2,689
     Shareholder servicing fees                                                                  4,442             4,482
     Custodian and accounting fees                                                              14,556            14,615
     Printing and postage                                                                        1,618             1,624
     Professional fees                                                                          17,287            17,408
     Registration fees                                                                           4,036             4,068
     Transfer agent fees                                                                         4,538             4,579
     Trustees' fees                                                                                 81                83
     Other                                                                                         675               681
------------------------------------------------------------------------------------------------------------------------
   Total expenses                                                                               61,447            61,883
------------------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                                        18,656            18,825
     Less earnings credits                                                                          36                 1
     Less expense reimbursements                                                                24,987            25,128
------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                              17,768            17,929
------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                                 18,251            21,953
------------------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                               (3,284)           59,183
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                                              920,685           822,463
------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments                                    917,401           881,646
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                              $      935,652    $      903,599
------------------------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:                                     $           68    $           75
========================================================================================================================

(a) Commencement of operations.

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated (unaudited)

                                                                      INTREPID ALL       INTREPID        INTREPID        INTREPID
                                                                        CAP FUND       GROWTH FUND    INVESTOR FUND     VALUE FUND
                                                                      -------------------------------------------------------------
                                                                       2/28/03(a)       2/28/03(a)      2/28/03(a)      2/28/03(a)
                                                                        THROUGH          THROUGH         THROUGH         THROUGH
                                                                        6/30/03          6/30/03         6/30/03         6/30/03
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                                         $      (2,688)  $      (7,343)  $      18,251   $      21,953
 Net realized gain (loss) on investments                                     59,369          35,876          (3,284)         59,183
 Change in net unrealized appreciation (depreciation) of investments        827,364         686,650         920,685         822,463
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                        884,045         715,183         935,652         903,599
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                           --              --              --         (20,101)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:

 Proceeds from shares issued                                              5,025,200       5,025,200       5,025,200       5,025,200
 Dividends reinvested                                                            --              --              --          20,100
 Cost of shares redeemed                                                         --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from capital share transactions                    5,025,200       5,025,200       5,025,200       5,045,300
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                               5,909,245       5,740,383       5,960,852       5,928,798
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:

 Beginning of period                                                             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
 End of period                                                        $   5,909,245   $   5,740,383   $   5,960,852   $   5,928,798
-----------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED NET INVESTMENT INCOME (LOSS)                             $      (2,688)  $      (7,343)  $      18,251   $       1,852
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:

 Issued                                                                     335,014         335,014         335,014         335,014
 Reinvested                                                                      --              --              --           1,139
 Redeemed                                                                        --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Change in shares                                                         335,014         335,014         335,014         336,153
-----------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Notes to Financial Statements (unaudited)

1. ORGANIZATION
J.P. Morgan Mutual Fund Series ("JPMMFS" or the "Trust") was organized on January 27, 2003 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The following are four separate portfolios of the Trust (collectively, the "Funds"). Each Fund offers the Select class of shares.

   FUND

   JPMorgan Intrepid All Cap Fund ("ACF")
   JPMorgan Intrepid Growth Fund ("GF")
   JPMorgan Intrepid Investor Fund ("IF")
   JPMorgan Intrepid Value Fund ("VF")

The Funds commenced operations on February 28, 2003.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Markets Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities (other than convertible bonds) with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. RESTRICTED AND ILLIQUID SECURITIES -- Each Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method, adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

D. ALLOCATION OF EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

E. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM" or "Advisor") acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.65% of the average daily net assets for each Fund.

The Advisor waived fees as outlined in Note 3.E.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. SHAREHOLDER SERVICING FEE -- The Trust has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance service to the shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services, JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets for each Fund.

The Shareholder Servicing Agents waived fees as outlined in Note 3.E.

C. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as Custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

D. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes and extrordinary expenses) exceed 1.00% of their respective average daily net assets.

The contractual expense limitation agreements were in effect for the period ended June 30, 2003. The expense limitations are due to expire on April 30, 2004.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.E.

E. WAIVERS AND REIMBURSEMENTS -- For the period ended June 30, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows:

                                           CONTRACTUAL WAIVERS
                    ------------------------------------------------------------------
                       INVESTMENT                       SHAREHOLDER                       CONTRACTUAL
      FUND              ADVISORY     ADMINISTRATION      SERVICING          TOTAL       REIMBURSEMENTS
   ----------------------------------------------------------------------------------------------------
   ACF              $        11,555  $         2,667  $         4,445  $        18,667  $        24,863
   GF                        11,535            2,662            4,437           18,634           24,752
   IF                        11,549            2,665            4,442           18,656           24,987
   VF                        11,654            2,689            4,482           18,825           25,128
   ----------------------------------------------------------------------------------------------------
   Total            $        46,293  $        10,683  $        17,806  $        74,782  $        99,730
   ----------------------------------------------------------------------------------------------------

F. OTHER -- Certain officers of the Trust are officers of JPMorgan or of BISYS or their subsidiaries.

The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

For the period ended June 30, 2003, the Funds did not purchase any securities from affiliated brokers/dealers affiliated with JPMCB.

4. INVESTMENT TRANSACTIONS
For the period ended June 30, 2003, purchases and sales of investments (excluding short-term investments) are as follows:

                                  PURCHASES           SALES
                               (EXCLUDING U.S.   (EXCLUDING U.S.
   FUND                          GOVERNMENT)       GOVERNMENT)
----------------------------------------------------------------
   ACF                         $     7,642,109   $     2,667,977
   GF                                7,550,915         2,585,352
   IF                                7,090,687         2,093,904
   VF                                6,399,137         1,453,324

5. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, are as follows:

                                           GROSS              GROSS         NET UNREALIZED
                        AGGREGATE        UNREALIZED        UNREALIZED        APPRECIATION
   FUND                    COST         APPRECIATION      DEPRECIATION      (DEPRECIATION)
-------------------------------------------------------------------------------------------
   ACF               $     5,088,536   $       862,044   $       (34,680)   $       827,364
   GF                      5,061,116           738,175           (51,525)           686,650
   IF                      5,045,742           924,935            (4,250)           920,685
   VF                      5,065,233           841,658           (19,195)           822,463

6. BANK BORROWINGS
Pursuant to a Line of Credit Agreement dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

The Funds had no borrowings outstanding at June 30, 2003, nor at any time during the period then ended.

7. CONCENTRATIONS AND INDEMNIFICATIONS
At June 30, 2003, all of the Funds' outstanding shares are owned by a related party. Investment activities of this related party could have a material impact on the funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. SUBSEQUENT EVENTS
On or about September 1, 2003, J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") and Robert Fleming, Inc. ("RFI") will merge into JPMIM. JPMIM, as the surviving entity, will assume all the rights and obligations of JPMFAM and RFI.

In addition, on or about October 1, 2003, it is expected that JPMIM will change from being a wholly owned subsidiary of JPMorgan ("Parent") to being an indirectly wholly owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings, Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

JPMORGAN FUNDS
Financial Highlights (unaudited)

                                                                         INTREPID        INTREPID       INTREPID       INTREPID
                                                                       ALL CAP FUND    GROWTH FUND   INVESTOR FUND    VALUE FUND
                                                                       ---------------------------------------------------------
                                                                           SELECT         SELECT         SELECT         SELECT
                                                                       ---------------------------------------------------------
                                                                          2/28/03*       2/28/03*       2/28/03*       2/28/03*
                                                                          THROUGH        THROUGH        THROUGH        THROUGH
PER SHARE OPERATING PERFORMANCE:                                          6/30/03        6/30/03        6/30/03        6/30/03
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $      15.00    $     15.00   $      15.00    $     15.00
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                             (0.01)@        (0.02)@         0.05@          0.07@
     Net gains or losses in securities (both realized and unrealized)          2.65           2.15           2.75           2.63
                                                                       ------------    -----------   ------------    -----------
     Total from investment operations                                          2.64           2.13           2.80           2.70
                                                                       ------------    -----------   ------------    -----------
   Less distributions:
     Dividends from net investment income                                        --             --             --           0.06
                                                                       ------------    -----------   ------------    -----------
Net asset value, end of period                                         $      17.64    $     17.13   $      17.80    $     17.64
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                              17.60%         14.20%         18.67%         18.00%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (thousands)                             $      5,909    $     5,740   $      5,961    $     5,929
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                              1.00%          1.00%          1.00%          1.00%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                             (0.16%)        (0.42%)         1.01%          1.20%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and
      earnings credits                                                         3.42%          3.41%          3.43%          3.42%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers,
      reimbursements and earnings credits                                     (2.58%)        (2.83%)        (1.42%)        (1.22%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                                      52%            51%            42%            28%
--------------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
  @ Calculated based on average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Family of Funds

U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International
   Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate
   Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAXFREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
   Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
   Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

               Funds may be registered under separate registrants.

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent Auditors, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039

       (C) J.P. Morgan Chase & Co., 2003 All Rights Reserved. August 2003

                                                                     SAN-INT-603

ITEM 2. CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a)  (1)  Disclose that the registrant's board of directors has determined that the registrant either:

                     (i) Has at least one audit committee financial expert serving on its audit committee; or

                     (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2)  If the registrant provides the disclosure required by paragraph
                 (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                     (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                     (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

          (3)  If the registrant provides the disclosure required by paragraph
                 (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, FOLLOWING AN EVALUATION WITHIN 90 DAYS PRIOR TO THE FILING DATE OF THIS REPORT OF THE DISCLOSURE CONTROLS AND PROCEDURES AS DEFINED IN RULE 30a-2(c) UNDER THE ACT CONCLUDE AS FOLLOWS:

1.THE DISCLOSURE CONTROLS AND PROCEDURES REFLECT A CUMULATIVE PROCESS INVOLVING THE REGISTRANT'S SERVICE PROVIDERS;

2. THE CUMULATIVE PROCESS SEEKS TO ENSURE THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIOD SPECIFIED IN THE COMMISSION'S RULES AND FORMS AND THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THESE REPORTS IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT INCLUDING ITS PRINCIPAL EXECUTIVE AND FINANCIAL OFFICER, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND THAT

3. THIS PROCESS IS EFFECTIVE WITH REGARDS TO ITS PURPOSE.

     (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WAS NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL FOUR MONTHS (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAS MATERIALLY AFFECTED OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 10. EXHIBITS.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

CERTIFICATIONS PURSUANT TO SECTION 302 AND 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     J.P. Morgan Mutual Fund Series
            --------------------------------------------------------------------

By (Signature and Title)*     /s/    David Wezdenko
                         -------------------------------------------------------
                                                   David Wezdenko, Treasurer

Date     August 25, 2003
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/    David Wezdenko
                         -------------------------------------------------------
                                                   David Wezdenko, Treasurer

Date     August 25, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*     /s/  George C.W. Gatch
                         -------------------------------------------------------
                                                    George C.W. Gatch, President

Date     August 25, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.